                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   ----------

                                   FORM N-CSR

                                   ----------

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  INVESTMENT COMPANY ACT FILE NUMBER 811-21947

                           OLD FIELD MASTER FUND, LLC
               (Exact name of Registrant as specified in charter)

                                   ----------

                                733 Third Avenue
                               New York, NY 10017
               (Address of principal executive offices) (Zip code)

                      SEI Investments Global Fund Services
                            One Freedom Valley Drive
                                 Oaks, PA 19456
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-212-532-3651

                        DATE OF FISCAL YEAR END: MARCH 31

                  DATE OF REPORTING PERIOD: SEPTEMBER 30, 2010

ITEM 1. REPORTS TO UNITHOLDERS.


                           OLD FIELD MASTER FUND, LLC
                         SEMI-ANNUAL REPORT (UNAUDITED)
                               SEPTEMBER 30, 2010

                           OLD FIELD MASTER FUND, LLC

                        FINANCIAL STATEMENTS (UNAUDITED)

                         FOR THE SIX-MONTH PERIOD ENDED

                               SEPTEMBER 30, 2010

OLD FIELD MASTER FUND, LLC

CONTENTS

                                                                                   PAGE
                                                                                   -----
FINANCIAL STATEMENTS (UNAUDITED)
   Statement of assets, liabilities and members' equity as of September 30, 2010      1
   Schedule of investments in investment funds as of September 30, 2010             2-3
   Statement of operations for the six-month period ended September 30, 2010          4
   Statement of changes in members' equity for the six-month period ended
      September 30, 2010 and for the year ended March 31, 2010                        5
   Statement of cash flows for the six-month period ended September 30, 2010          6
   Notes to financial statements                                                   7-16

OLD FIELD MASTER FUND, LLC

STATEMENT OF ASSETS, LIABILITIES, AND MEMBERS' EQUITY (UNAUDITED)
SEPTEMBER 30, 2010
(expressed in U.S. dollars)

ASSETS
Investments in investment funds, at fair value (cost $29,850,488)                    $ 30,124,430
Cash and cash equivalents                                                               4,317,121
Due from Investment Adviser                                                               335,845
Redemptions receivable from investment funds                                               70,508
                                                                                     ------------
   Total assets                                                                        34,847,904
                                                                                     ------------
LIABILITIES
Management fee payable                                                                     85,959
Professional fees payable                                                                  38,988
Administration fee payable                                                                 24,780
Accrued expenses and other liabilities                                                     28,417
                                                                                     ------------
   Total liabilities                                                                      178,144
                                                                                     ------------
MEMBERS' EQUITY                                                                      $ 34,669,760
                                                                                     ============
VALUE OF MEMBERS' EQUITY PER UNIT - BASED ON 419,356 UNITS
   OF BENEFICIAL INTEREST OUTSTANDING                                                $      82.67
                                                                                     ============
ANALYSIS OF MEMBERS' EQUITY
   Capital Subscriptions                                                             $ 42,020,000
   Accumulated undistributed net investment loss                                       (2,274,327)
   Accumulated undistributed net realized loss on investments in investment funds      (5,349,855)
   Net unrealized appreciation on investments in investment funds                         273,942
                                                                                     ------------
MEMBERS' EQUITY                                                                      $ 34,669,760
                                                                                     ============

                       SEE NOTES TO FINANCIAL STATEMENTS.

OLD FIELD MASTER FUND, LLC

SCHEDULE OF INVESTMENTS (UNAUDITED)
SEPTEMBER 30, 2010
(expressed in U.S. dollars)

INVESTMENT OBJECTIVE AS A PERCENTAGE OF TOTAL INVESTMENTS

                                  (PIE CHART)

Credit                             -  0.3%
Distressed                         -  6.7%
Event Driven                       - 17.5%
Fixed Income Relative Value        -  0.4%
Fundamental Market Neutral         - 10.4%
Long/Short Equity                  - 41.1%
Macro                              -  8.5%
Multi-Strategy Relative Value      -  9.5%
Structured Credit                  -  5.6%


                                  FIRST    NUMBER OF                         PERCENTAGE                         EXPIRATION  REDEMP-
                                 ACQUIS-   SHARES/                               OF                               DATE OF    TION
                                  ITION   OWNERSHIP                           MEMBERS'  % IN SIDE                 LOCK-UP   NOTICE
INVESTMENT STRATEGY/NAME          DATE        %          COST     FAIR VALUE EQUITY(1)  POCKETS(2) LIQUIDITY(3)  PERIOD(4)  PERIOD
------------------------------- --------- ---------- ----------- ----------- ---------- ---------- ------------ ---------- --------
CREDIT:
   Latigo Offshore Fund, Ltd.    2/1/2007         72     $64,612  $   82,503     0.24%    44.81%   Quarterly(6)    N/A       65 days
                                                     ----------- ----------- --------
      TOTAL CREDIT                                        64,612      82,503     0.24%
                                                     ----------- ----------- --------
DISTRESSED:
   Anchorage Capital
      Partners Offshore Ltd.     7/1/2009      1,040     217,702     268,490     0.77%       --       Annually     N/A       45 days
   Credit Distressed Blue
      Line Offshore Fund, Ltd.  12/1/2009        285     500,000     563,523     1.63%       --      Quarterly  11/30/2010   90 days
   York Credit Opportunities
      Unit Trust                 9/1/2009     22,627   1,000,000   1,178,406     3.40%       --       Annually     N/A       60 days
                                                     ----------- ----------- --------
      TOTAL DISTRESSED                                 1,717,702   2,010,419     5.80%
                                                     ----------- ----------- --------
EVENT DRIVEN:
   Altima Global Special
      Situations Fund, Ltd.      5/1/2008        802     696,033     782,266     2.26%     5.68%       Monthly     N/A      180 days
   Fir Tree International
      Value Fund II, Ltd.        7/1/2009        105   1,050,000   1,240,833     3.58%       --      Quarterly     N/A       60 days
   Montrica Global
      Opportunities Fund         2/1/2007        823      75,530      59,727     0.17%    22.53%     Quarterly     N/A       90 days
   Owl Creek Overseas Fund,
      Ltd.                       7/1/2009      1,000   1,000,000   1,106,523     3.19%       --       Annually     N/A       90 days
   Perry Partners
      International, Inc.        5/1/2007      1,823     115,184     124,061     0.36%   100.00%    Annually(9)    N/A          (11)
   Taconic Opportunity
      Offshore Fund, Ltd.        5/1/2008      1,172   1,292,144   1,408,748     4.06%       --      Quarterly     N/A       80 days
   York European Opportunites
      Unit Trust                 9/1/2010          0     550,000     553,961     1.60%       --      Quarterly     N/A       30 days
                                                     ----------- ----------- --------
      TOTAL EVENT DRIVEN                               4,778,891   5,276,119    15.22%
                                                     ----------- ----------- --------
FIXED INCOME RELATIVE VALUE:
   The Drake Absolute Return
      Fund, Ltd.                 2/1/2007        102     201,771     123,204     0.36%       --    Quarterly(6)     N/A      45 days
                                                     ----------- ----------- --------
   TOTAL FIXED INCOME RELATIVE
      VALUE                                              201,771     123,204     0.36%
                                                     ----------- ----------- --------
FUNDAMENTAL MARKET NEUTRAL:
   Level Global Overseas, Ltd.   5/1/2009      1,450   1,450,000   1,492,244     4.30%       --      Quarterly   4/30/2011   30 days
   O'Connor Global Fundamental
      Market
      Neutral Long / Short Ltd.  4/1/2007        854   1,274,317   1,631,860     4.71%       --        Monthly      N/A      1 month
                                                     ----------- ----------- --------
      TOTAL FUNDAMENTAL MARKET
         NEUTRAL                                       2,724,317   3,124,104     9.01%
                                                     =========== =========== ========

                       SEE NOTES TO FINANCIAL STATEMENTS

OLD FIELD MASTER FUND, LLC

SCHEDULE OF INVESTMENTS (UNAUDITED)(CONCLUDED)
SEPTEMBER 30, 2010
(expressed in U.S. dollars)


                                  FIRST    NUMBER OF                         PERCENTAGE                          EXPIRATION  REDEMP-
                                 ACQUIS-   SHARES/                               OF                                DATE OF    TION
                                  ITION   OWNERSHIP                           MEMBERS'  % IN SIDE                  LOCK-UP   NOTICE
INVESTMENT STRATEGY/NAME          DATE        %          COST     FAIR VALUE EQUITY(1)  POCKETS(2) LIQUIDITY(3)   PERIOD(4)  PERIOD
------------------------------- --------- ---------- ----------- ----------- ---------- ---------- ------------  ---------- --------
LONG/SHORT EQUITY:
   Artha Emerging Markets Fund,
       Ltd.                      2/1/2010       500  $   500,000 $   525,823    1.52%         --      Quarterly   1/31/2011  30 days
   Clovis Capital Partners
      (Cayman) Ltd               9/1/2010     1,500    1,500,000   1,537,037    4.43%         --      Quarterly   8/31/2011  45 days
   Cobalt Offshore Fund         10/1/2009       912      600,000     627,823    1.81%         --      Quarterly   9/30/2010  60 days
   Criterion Capital Partners,
      Ltd.                       2/1/2007     6,107    1,347,784   1,497,745    4.32%         --        Monthly       N/A    45 days
   Henderson Asia Pacific
      Absolute Return Fund, Ltd. 9/1/2009     9,747    1,000,000     985,579    2.84%         --        Monthly       N/A    30 days
   Highline Capital
      International, Ltd.        5/1/2008     9,752    1,650,000   1,596,696    4.61%         --      Quarterly       N/A    30 days
   Ivory Offshore Flagship
      Fund, Ltd.                 2/1/2007     1,099    1,496,732   1,573,212    4.54%         --      Quarterly       N/A    45 days
   Pennant Windward Fund, Ltd.   5/1/2009       773    1,250,000   1,350,964    3.90%         --      Quarterly       N/A    30 days
   PFM Diversified Offshore
      Fund, Ltd.                 5/1/2008       923    1,250,000   1,419,086    4.09%         --      Quarterly       N/A    45 days
   Scopia PX International, Ltd. 1/1/2010       935    1,250,000   1,267,193    3.65%         --      Quarterly  12/31/2010  60 days
                                                     ----------- -----------   -----
      TOTAL LONG/SHORT EQUITY                         11,844,516  12,381,158   35.71%
                                                     ----------- -----------   -----
MACRO:
   Brevan Howard Fund Limited   10/1/2007     7,432      500,000     736,641    2.12%         --        Monthly       N/A   3 months
   WCG Offshore Fund, Ltd.      10/1/2009       712      900,000     992,295    2.86%         --      Quarterly   2/31/2010  60 days
   Woodbine Capital Fund Ltd.    5/1/2009       748      800,000     845,637    2.44%         --      Quarterly       N/A    30 days
                                                     ----------- -----------   -----
      TOTAL MACRO                                      2,200,000   2,574,573    7.42%
                                                     ----------- -----------   -----
MULTI-STRATEGY RELATIVE VALUE:
   Bennelong Asia Pacific
      Multi-Strategy Equity
      Fund, Ltd.                 8/1/2008       816      106,723      86,723    0.25%     100.00%     Monthly(9)      N/A    90 days
   Broad Peak Fund, Ltd.         1/1/2010     1,000    1,000,000     899,531    2.59%         --   Quarterly(10)      (8)    45 days
   Citadel Kensington Global
      Strategies Fund, Ltd.      2/1/2007       762      341,892     345,242    1.00%         --      Quarterly       N/A    90 days
   Linden International, Ltd.    2/1/2007       675      919,473   1,521,919    4.39%         --   Quarterly(10)      N/A    65 days
   Sandelman Partners
      Multi-Strategy Fund, Ltd.  2/1/2007     1,504       21,874      10,919    0.03%     35.04%    Quarterly(6)      N/A    65 days
                                                     ----------- -----------   -----
      TOTAL MULTI-STRATEGY
         RELATIVE VALUE                                2,389,962   2,864,334    8.26%
                                                     ----------- -----------   -----
STRUCTURED CREDIT:
   Cerberus International SPV,
      Ltd.(7)                    9/1/2007     1,309    1,646,698   1,418,173    4.09%     100.00%   Quarterly(9)      N/A    90 days
   CPIM Structured Credit Fund
      1000 Inc.                  2/1/2007     4,621      523,011      88,032    0.25%         --      Quarterly       N/A    45 days
   Dune Capital International,
       Ltd.                      2/1/2007       N/A      328,057     158,456    0.46%         --          Semi-
                                                                                                       Annually       N/A   6 months
   Petra Offshore Fund L.P.*     2/1/2007       N/A    1,400,000          --    0.00%         --    Quarterly(5)      N/A   180 days
   Sorin Offshore Fund, Ltd.     2/1/2008        26       30,951      23,355    0.07%         --    Quarterly(6)      N/A    90 days
                                                     ----------- -----------   -----
      TOTAL STRUCTURED CREDIT                          3,928,717   1,688,016    4.87%
                                                     ----------- -----------   -----
      TOTAL INVESTMENTS IN
         INVESTMENT FUNDS                            $29,850,488 $30,124,430   86.89%
                                                     =========== ===========   =====

(1)  Percentages are based on members' equity at end of period of $34,669,760.

(2)  Percentages of assets invested in side pockets.

(3)  Available frequency of redemptions after initial lock-up period.

(4) Investments in Investment Funds may be composed of multiple tranches. The Expiration Date of Lock-Up Period relates to the earliest date after September 30, 2010 that redemption from a tranche is available. Other tranches may have an available redemption date that is after the Expiration Date of Lock-Up Period. Redemptions from Investment Funds may be subject to fees.

(5) Investment fund has suspended redemptions. The Fund can not estimate when the suspension will be removed.

(6) Investment fund is in the process of an orderly wind-down with the return of capital to investors. The Fund can not estimate when the wind-down will be completed.

(7) On September 30, 2009, the investment in Cerberus International, Ltd. (the "Original Invested Company") was 100% compulsorily redeemed by the Fund and participated in the voting shares of a special purpose vehicle, Cerberus International SPV, Ltd. which holds a participation in pro rata share of all the cash, securities assets and liabilities (excluding deferred inventive fee payable) of the Original Invested Company attributable to the percentage of redeemed shares.

(8) Class A2 - First business day after the last valuation date of the first quarter of 2011.

     Class S - Not redeemable unless they are converted back into Class A2 shares upon a liquidation event.

(9) The Fund's remaining investment in the investment fund is a side pocket which is in the process of liquidating. The Fund can not estimate when the liquidation will be complete.

(10) 25% Fund level gate.

(11) The Fund's investment is held in Class S Special shares. Class S Special shares are not redeemable at the option of the Fund and are subject to redemption only after they have reverted back into regular classes, the redemption notice period of which is 3 months.

*    See Note B [3] - Investments valuation and revenue recognition.

     At September 30, 2010, the aggregate cost of investments for tax purposes was $29,850,488. Net unrealized appreciation on investments for tax purposes was $273,942, consisting of $2,808,162 of gross unrealized appreciation and $(2,534,220) of gross unrealized depreciation.

                       SEE NOTES TO FINANCIAL STATEMENTS.

OLD FIELD MASTER FUND, LLC

STATEMENT OF OPERATIONS (UNAUDITED)
FOR THE SIX-MONTH PERIOD ENDED SEPTEMBER 30, 2010
(expressed in U.S. dollars)

INVESTMENT INCOME:
   Interest                                                               $     889
                                                                          ---------
EXPENSES:
   Management fee                                                           258,106
      Less: management fee waived - voluntary                               (86,036)
   Professional fees                                                         61,000
   Adminstration fee                                                         50,150
   Directors fee                                                              7,500
   Line of credit fee                                                         7,464
   Other                                                                     72,468
                                                                          ---------
      Total expenses                                                        370,652
      Fund expense limitation and reimbursement waiver - involuntary        (44,844)
                                                                          ---------
Net expenses                                                                325,808
                                                                          ---------
Net investment loss                                                        (324,919)
                                                                          ---------
REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS IN INVESTMENT FUNDS
   Net realized loss on investments in investment funds                     (59,167)
   Net change in unrealized appreciation on investments in investment
      funds                                                                 121,085
                                                                          ---------
   Net realized and unrealized gain                                          61,918
                                                                          ---------
Net decrease in members' equity from operations                           $(263,001)
                                                                          =========

                       SEE NOTES TO FINANCIAL STATEMENTS.

OLD FIELD MASTER FUND, LLC

STATEMENT OF CHANGES IN MEMBERS' EQUITY
(expressed in U.S. dollars)

                                                For the six-month
                                                   period ended
                                                September 30, 2010   For the year ended
                                                    (unaudited)         March 31, 2010
                                                ------------------   ------------------
FROM OPERATIONS:
   Net change in unrealized appreciation
      on investments in investment funds           $    121,085         $  6,235,511
   Net realized loss on investments in
      investment funds                                  (59,167)          (2,098,574)
   Net investment loss                                 (324,919)            (598,186)
                                                   ------------         ------------
   Net increase/(decrease) in members' equity
      from operations                                  (263,001)           3,538,751
Net increase/(decrease) in members' equity             (263,001)           3,538,751
Members' equity at beginning of period               34,932,761           31,394,010
                                                   ------------         ------------
Members' equity at end of period                   $ 34,669,760         $ 34,932,761
                                                   ============         ============

                       SEE NOTES TO FINANCIAL STATEMENTS.

OLD FIELD MASTER FUND, LLC

STATEMENT OF CASH FLOWS (UNAUDITED)
FOR THE SIX-MONTH PERIOD ENDED SEPTEMBER 30, 2010
(expressed in U.S. dollars)

CASH FLOWS FROM OPERATING ACTIVITIES:
Net decrease in members' equity from operations                 $  (263,001)
Adjustments to reconcile net decrease in members' equity from operations to net cash provided by operating activities:
      Net change in unrealized appreciation on
         investment in investment funds                            (121,085)
      Net realized loss on investments in investments funds          59,167
      Purchase of investments in investment funds                (3,300,000)
      Proceeds from redemptions received from investments in
         investment funds                                         5,497,066
   Changes in:
      Redemptions receivable from investments in
         investment funds                                           577,794
      Due from Investment Adviser                                   (44,844)
   Management fee payable                                              (416)
   Professional fees payable                                        (57,926)
   Administration fee payable                                       (25,370)
   Accrued expenses and other liabilities                            22,602
                                                                -----------
      Net cash provided by operating activities                   2,343,987
Net increase in cash and cash equivalents                         2,343,987
Cash and cash equivalents at beginning of period                  1,973,134
                                                                -----------
CASH AND CASH EQUIVALENTS AT END OF PERIOD                      $ 4,317,121
                                                                ===========

                       SEE NOTES TO FINANCIAL STATEMENTS.

OLD FIELD MASTER FUND, LLC

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
SEPTEMBER 30, 2010

NOTE A - ORGANIZATION

Old Field Master Fund, LLC (the "Fund") is a Delaware limited liability company registered under the Investment Company Act of 1940, as amended, as a closed-end management investment company. The Fund was incorporated on August 8, 2006 and commenced operations on February 1, 2007. The Fund was formed for the purpose of investing in private investment funds to achieve capital appreciation and is a fund of hedge funds. Marwood Alternative Asset Management, LLC (the "Investment Adviser"), an affiliated entity, a Delaware limited liability company, is a broker-dealer and an investment advisor registered with the Securities and Exchange Commission (the "SEC") and is responsible for the investment decisions of the Fund. The Fund is a master fund in a master-feeder structure. As of September 30, 2010, Old Field Fund, LLC (the "Domestic Feeder"), through Old Field Fund, LDC (the "Offshore Feeder") which serves as an intermediary entity, is the primary member (99.98% indirect investment) of the Fund. The Investment Adviser owns the remaining 0.02% of the Fund.

NOTE B - SIGNIFICANT ACCOUNTING POLICIES

[1]  BASIS OF ACCOUNTING:

     The financial statements have been prepared in accordance with United States generally accepted accounting principles ("GAAP"). The Fund's fiscal year end is March 31.

[2]  USE OF ESTIMATES:

     The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

[3]  INVESTMENTS VALUATION AND REVENUE RECOGNITION:

     Investments in private investment funds are valued by the Investment Adviser at fair value, which is generally based upon the underlying funds' net assets as reported to the Fund by such entities. Such investment funds invest in a variety of securities and financial instruments, some of which do not have readily available marketable prices. In the absence of readily available market prices, the fair values are estimated by the investment managers of those investment funds.

     The Fund's valuation procedures require the Investment Adviser to consider all relevant information available at the time the Fund values its assets. The Investment Adviser or, in certain cases, the Board, will consider such information, and may conclude in certain circumstances that the information provided by an investment manager does not represent the fair value of the Fund's interests in an investment fund. Although redemptions of interests in investment funds are subject to advance notice requirements, investment funds typically will make available net asset value information to their investors which will represent the price at which, even in absence of redemption activity, the investment fund would have effected a redemption if a redemption request had been timely made or if, in accordance with the terms of the investment fund's governing documents, it would be necessary to effect a mandatory redemption. Following procedures adopted by the Board, in the absence of specific transaction activity in interests in a particular investment fund, the Fund could consider whether it was appropriate, in light of all relevant circumstances, to value such a position at the investment fund's net asset value as reported at the time of valuation, or whether to adjust such value to reflect a premium or discount to net asset value. Any such decision must be made using considerable judgment, and is subject to the review and supervision of the Board.

OLD FIELD MASTER FUND, LLC

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
SEPTEMBER 30, 2010

NOTE B - SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

[3]  INVESTMENTS VALUATION AND REVENUE RECOGNITION (CONTINUED)

     Due to the nature of the investments held by the investment funds that the Fund invests with, changes in market conditions and the economic environment may significantly impact the net asset value ("NAV") of these investment funds and fair value of the Fund's interests in an investment fund. Furthermore, changes to the liquidity provisions of the investment funds may significantly impact the fair value of the Fund's interests in an investment fund. Under some circumstances, the Fund or the Investment Adviser may determine, based on other information available to the Fund or the Investment Adviser, that an investment fund's reported valuation does not represent fair value. A discount may be taken if the Board believes that the NAV does not represent fair value, or if suspended/limited redemptions have an impact on the fair value of the NAV. In addition, the Fund may not have an investment fund's reported valuation as of a particular fiscal period end. In such cases, the Fund would determine the fair value of such investment fund based on any relevant information available at the time.

     With respect to an investment fund the Fund invests with, the Board has approved a fair valuation methodology recommended by management that reflects a discount to the valuation provided by the investment manager. This investment was valued at zero as of September 30, 2010. The value of this investment fund shown in the Schedule of Investments reflects this adjusted valuation. Management continues to monitor the appropriateness of this fair valuation methodology, which may be adjusted or revised as the Board determines is warranted.

     Realized and unrealized gains and losses resulting from changes in such valuation are reflected in the statement of operations. Net realized appreciation (depreciation) of investments in private investment funds are recorded based on the Fund's proportionate share of the aggregate amount of appreciation (depreciation) recorded by each underlying investment fund. It includes the Fund's share of interest and dividend income and expense, and realized and unrealized gains and losses on securities held by the underlying investment funds, net of operating expenses and fees. Realized gains and losses on withdrawals from investment vehicles are recognized on a cost recovery basis. The management agreements of the investee funds provide for compensation to the managers in the form of management fees typically ranging from 0.5% to 2.0% annually of net assets and performance fees ranging from 15% to 25% of net profits earned.

     Interest income is recorded on an accrual basis.

[4]  SCHEDULE OF INVESTMENTS IN INVESTMENT FUNDS:

     The accompanying schedule of investments in investment funds consists principally of investments in investment funds that hold investments which are located in various countries. They are classified by investment strategy which represents management's belief as to the most meaningful presentation of the classification of the Fund's investments. There are no unfunded commitments to the investments in investment funds.

     INVESTMENT FUNDS' INVESTMENT STRATEGIES:

     CREDIT

     Credit strategies involve various trading techniques used to capture price inefficiencies within or across a company's capital structure. Intra-capital structure arbitrage seeks to profit by identifying mispricings within a single company's capital structure. Purchasing senior bonds and selling junior bonds is an example of an intra-capital structure arbitrage trade. Inter-capital structure arbitrage is also included in this sub-strategy. These trades, similar to equity pair trades, involve the buying and selling of different fixed income securities across two different companies.

OLD FIELD MASTER FUND, LLC

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
SEPTEMBER 30, 2010

NOTE B - SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

[4]  SCHEDULE OF INVESTMENTS IN INVESTMENT FUNDS (CONTINUED)

     DISTRESSED

     These investment funds invest in, and occasionally sell short, the securities of companies where the security's price has been affected (or is expected to be affected) by a distressed financial situation. These situations may involve reorganizations, bankruptcies, distressed sales and other corporate restructurings. Depending on the investment manager's style, investments may be made in bank debt, corporate debt, trade claims, common stock, preferred stock, warrants or post-distressed equities. Leverage may be used by certain investment managers, but it is not typical in this strategy.

     EVENT DRIVEN

     Event Driven strategies involve investing in companies experiencing significant corporate changes. Mispricings arise from events such as spin-offs, restructurings, stub trades, or other corporate changes that the broad market does not fully comprehend and appropriately value. This strategy also includes activist managers who take controlling stakes in companies and force the "event" internally.

     FIXED INCOME RELATIVE VALUE

     Fixed Income Relative Value managers seek to profit by identifying mis-pricings between different but related fixed income instruments. The mis-pricings may be between two fixed income securities within two different companies, or two fixed income securities within a single company's capital structure. These managers can implement either a quantitative or fundamental research process to uncover these opportunities. Through the use of leverage, these investment funds can profit even from small mis-pricings.

     FUNDAMENTAL MARKET NEUTRAL

     Fundamental Market Neutral funds buy or sell securities which are mis-priced relative to related securities, groups of securities or the overall market. Fundamental analysis is performed to uncover the relative value between these companies or other securities. Positions are often hedged to isolate this discrepancy in value and minimize market risk.

     LONG/SHORT EQUITY

     In Long/Short Equity funds, investment managers construct portfolios consisting of long and short equity positions. The investment managers' stock picking abilities, on both the long and the short side, is key to the success of these investment funds. The short positions may be opportunistic or instituted solely for hedging purposes. Individual stock options may be used in place of a short equity position, and equity index options may be used as a portfolio hedge. This classification is very broad. investment funds in this category include those that may or may not have a sector, style or capitalization bias. Investment managers of these investment funds opportunistically vary the gross long and short exposures, as well as the resultant net long or short exposures, resulting in more defined market exposure than that found in equity market neutral strategies. Trading and concentrated positions in certain stocks or industries often become important elements in these strategies. There is typically some degree of directional trading involved in the strategy that drives the long and short exposures, derived from either top-down themes or bottom-up stock selection criteria.

     MACRO

     Macro managers will invest globally across all markets without constraints. Top-down macro analysis uncovers pricing anomalies across global markets, due to factors such as GDP growth, strengthening currencies, and interest rates. These managers invest in equity, fixed income, currency, and commodity asset classes across both the derivative and cash markets.

OLD FIELD MASTER FUND, LLC

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
SEPTEMBER 30, 2010

NOTE B - SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

[4]  SCHEDULE OF INVESTMENTS IN INVESTMENT FUNDS (CONTINUED)

     MULTI-STRATEGY RELATIVE VALUE

     In Multi-Strategy Relative Value funds, the investment manager allocates capital to more than one strategy. The most common elements are convertible arbitrage, merger arbitrage, equity pairs trading, fixed-income arbitrage, and distressed investing. Some maintain a relatively fixed allocation to the various strategies, but others allow one or two strategies to opportunistically dominate the portfolio. The combinations are designed to decrease the volatility associated with reliance on a single arbitrage strategy that may perform poorly in some market environments.

[5]  CASH AND CASH EQUIVALENTS:

     For purposes of the statement of cash flows, the Fund considers all highly liquid investment instruments purchased with a maturity of three months or less to be cash equivalents. The Fund has cash balances in excess of the maximum amount insured by the SIPC at September 30, 2010.

[6]  INCOME TAXES:

     The Fund is treated as a partnership for U.S. federal income tax purposes and is not required to pay federal income taxes on its net investment income and net capital gains. All interest, dividends, gains and losses of the Fund are deemed to have been "passed through" to the members in proportion to their holdings in the Fund, regardless of whether such items have been distributed. No provision has been made in the accompanying financial statements as the individual members are responsible for income taxes, if any.

     FASB ASC 740, INCOME TAXES, as amended by Accounting Standards Update 2009-06, IMPLEMENTATION GUIDANCE ON ACCOUNTING FOR UNCERTAINTY IN TAXES AND DISCLOSURES AMENDMENTS FOR NONPUBLIC ENTITIES ("ASC 740"), requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions will "more-likely-than-not" be sustained by the Fund upon challenge by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold and that would result in a tax benefit or expense to the Fund would be recorded as a tax benefit or expense in the current period. For the six-month period ended September 30, 2010, the Fund did not recognize any amounts for unrecognized tax benefits in connection with ASC 740. A reconciliation is not provided herein, as the beginning and ending amounts of unrecognized benefits are zero, with no interim additions, reductions or settlements. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the statement of operations. Tax years 2007 through present remain subject to examination by the U.S. taxing authorities. No income tax returns are currently under examination.

[7]  ADMINISTRATION AGREEMENT:

     The Fund entered into an administration agreement dated August 24, 2006 with SEI Investments Global Fund Services that provides for fees in accordance with the terms of the administration agreement.

OLD FIELD MASTER FUND, LLC

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
SEPTEMBER 30, 2010

NOTE B - SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

[8]  FAIR VALUE OF FINANCIAL INSTRUMENTS:

     The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's investments and are summarized in the following fair value hierarchy:

          - Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments and block discounts are not applied to Level 1 investments.

          - Level 2 - Valuations based on other significant observable inputs (including quoted prices for similar securities, quoted prices in markets that are not active, interest rates, prepayment speeds, credit risks, etc.)

          - Level 3 - Valuations based on significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

     The categorization within the hierarchy does not necessarily correspond to the Investment Advisor's perceived risk of the investments in investment funds, nor the level of the investments held within these investments in investment funds.

     During September 2009, new fair value guidance was issued and is effective for interim and annual periods ending after December 15, 2009. This new guidance , Accounting Standards Update ("ASU") No. 2009-12, Fair Value Measurements and Disclosures (Topic 820) "INVESTMENTS IN CERTAIN ENTITIES THAT CALCULATE NET ASSET VALUE PER SHARE (OR ITS EQUIVALENT)", ("ASU 2009-12") amends existing GAAP and provides that, a reporting entity, as a practical expedient, may estimate the fair value of an investment using the net asset value per share of the investment (or its equivalent), if the net asset value per share (or its equivalent) is calculated in a manner consistent with the measurement provisions of GAAP for investment companies as of the reporting entity's measurement date.

     Under ASU 2009-12, classification within the fair value hierarchy of an investment that is measured at net asset value per share (or its equivalent) requires judgment and consideration of the following:

     - If a reporting entity has the ability to redeem its investment with the investee at net asset value per share (or its equivalent) at the measurement date, the fair value measurement of the investment shall be categorized as a Level 2 fair value measurement.

     - If a reporting entity will never have the ability to redeem its investment with the investee at net asset value per share (or its equivalent), the fair value measurement of the investment shall be categorized as a Level 3 fair value measurement.

     - If a reporting entity cannot redeem its investment with the investee at net asset value per share (or its equivalent) at the measurement date but the investment may be redeemable with the investee at a future date (for example, investments subject to a lockup or gate or investments whose redemption period does not coincide with the measurement date), the reporting entity shall consider the length of time until the investment will become redeemable in determining whether the fair value measurement of the investment shall be categorized as a Level 2 or a Level 3 fair value measurement. For example, if the reporting entity does not know when it will have the ability to redeem the investment or it does not have the ability to redeem the investment in the near term at net asset value per share (or its equivalent), the fair value measurement of the investment shall be categorized as a Level 3 fair value measurement.

OLD FIELD MASTER FUND, LLC

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
SEPTEMBER 30, 2010

NOTE B - SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

[8]  FAIR VALUE OF FINANCIAL INSTRUMENTS:

     The Investment Adviser uses the market approach valuation technique to value its investments in investment funds. An investment in an investment fund is carried at its estimated fair value which is based on the Fund's proportionate share of the underlying net assets of the underlying investment vehicles as reported to the Fund by such entities at the reporting date.

     The following criteria were used to determine the classification of the Fund's investments:

     - Liquidity terms of each Investment - Investments which allow for a full redemption at least on a quarterly basis without restrictions are generally classified as Level 2; all others are classified as Level 3 investments.

     - Redemption restrictions - Investments are generally classified as Level 2 if they satisfy the liquidity terms mentioned above, except those:

               - Investments which are potentially subject to a fund-level gate and have a net asset value equal to or more than 50% of the underlying fund-level gate threshold are classified as Level 3 investments.

               - Investments which are potentially subject to a redemption fee will be classified as Level 3 investments.

     - Other factors impacting liquidity considerations may include, but are not limited to, an evaluation of current market conditions, knowledge of the investee fund manager's operations and processes, and an analysis of investee fund activity with respect to investor initiated subscriptions and redemptions (as represented and communicated by the investee fund manager).

          In certain cases, as described in Note B [3], the Investment Adviser would determine the fair value of such underlying investment vehicle based on any relevant information available at the time. Depending on the relative significance of adjustments made to the reported net asset value, these underlying investment vehicles may be classified in either Level 2 or Level 3 of the fair value hierarchy.

          The Fund's adoption of ASU 2009-12 resulted in the reclassification as Level 2 of certain investments previously classified as Level 3 and the classification of certain new investments as Level 2.

          For the six-months period ended September 30, 2010, there have been no transfers between Level 1 and Level 2 assets and liabilities.

OLD FIELD MASTER FUND, LLC

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

SEPTEMBER 30, 2010

NOTE B - SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

[8]  FAIR VALUE OF FINANCIAL INSTRUMENTS (CONTINUED)

     The following are the Fund's major categories of assets measured at fair value on a recurring basis at September 30, 2010:

Description                                     Level 1      Level 2       Level 3        Total
-------------------------------------------   ----------   -----------   -----------   -----------
ASSETS:
Cash equivalents - money market               $4,317,121   $        --   $        --   $ 4,317,121
Investments in investment funds:
   Credit                                             --            --        82,503        82,503
   Distressed                                         --            --     2,010,419     2,010,419
   Event Driven                                       --     2,719,633     2,556,486     5,276,119
   Fixed Income Relative Value                        --            --       123,204       123,204
   Fundamental Market Neutral                         --     1,631,860     1,492,244     3,124,104
   Long/Short Equity                                  --     7,072,318     5,308,840    12,381,158
   Macro                                              --       736,641     1,837,932     2,574,573
   Multi-Strategy relative Value                      --       345,242     2,519,092     2,864,334
   Structured Credit                                  --        88,032     1,599,984     1,688,016
                                              ----------   -----------   -----------   -----------
      Total Investments in investment funds           --    12,593,726    17,530,704    30,124,430
                                              ----------   -----------   -----------   -----------
         TOTAL ASSETS                         $4,317,121   $12,593,726   $17,530,704   $34,441,551
                                              ==========   ===========   ===========   ===========

     The following is a reconciliation of the investments in which significant unobservable inputs (Level 3) were used in determining fair value:

                                              INVESTMENTS                                       FIXED
                                                  IN                                           INCOME
                                               INVESTMENT                           EVENT     RELATIVE
                                                 FUNDS      CREDIT    DISTRESSED    DRIVEN      VALUE
                                              -----------  --------  -----------  ----------  --------
BALANCE AS OF 4/1/10                          $17,304,036  $ 79,748  $ 3,023,640  $2,635,882  $114,939
Accrued discounts/premiums                             --        --           --          --        --
Realized loss                                      42,618   (21,643)     177,954         (86)   (1,780)
Change in unrealized
   appreciation/(depreciation)                    (28,245)   35,415     (180,923)    (74,876)   12,383
Net purchases                                   1,500,000        --           --          --        --
Net sales                                      (1,287,705)  (11,017)  (1,010,252)     (4,434)   (2,338)
                                              -----------  --------  -----------  ----------  --------
BALANCE AS OF 9/30/10                         $17,530,704  $ 82,503  $ 2,010,419  $2,556,486  $123,204
                                              -----------  --------  -----------  ----------  --------
Net change in unrealized gain/(loss)
   relating to investments held at 9/30/10(1) $   (28,245) $ 35,415  $  (180,923) $  (74,876) $ 12,383
                                              ===========  ========  ===========  ==========  ========

                                                                                                 MULTI-
                                              FUNDAMENTAL                                       STRATEGY
                                                 MARKET    LONG/SHORT               RELATIVE   STRUCTURED
                                                NEUTRAL      EQUITY       MACRO       VALUE      CREDIT
                                               ----------  ----------  ----------  ----------  ----------
BALANCE AS OF 4/1/10                           $1,391,013  $3,814,922  $1,800,477  $2,658,511  $1,784,904
Accrued discounts/premiums                             --          --          --          --          --
Realized loss                                          --          --          --     (54,846)    (56,981)
Change in unrealized
   appreciation/(depreciation)                    101,231      (6,082)     37,455     (18,305)     65,457
Net purchases                                          --   1,500,000          --          --          --
Net sales                                              --          --          --     (66,268)   (193,396)
                                               ----------  ----------  ----------  ----------  ----------
BALANCE AS OF 9/30/10                          $1,492,244  $5,308,840  $1,837,932  $2,519,092  $1,599,984
                                               ----------  ----------  ----------  ----------  ----------
Net change in unrealized gain/(loss)
   relating to investments held at 9/30/10(1)  $  101,231  $   (6,082) $   37,455  $  (18,305) $   65,457
                                               ==========  ==========  ==========  ==========  ==========

(1) The unrealized gain (loss) is included in net change in unrealized appreciation on investments in investment funds in the Statement of Operations.

OLD FIELD MASTER FUND, LLC

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
SEPTEMBER 30, 2010

NOTE C - RELATED PARTY TRANSACTIONS

MANAGEMENT FEES:

Under the investment advisory agreement dated August 23, 2006 between the Fund and the Investment Adviser, the Fund pays the Investment Adviser a fixed monthly management fee, payable quarterly equal to 0.125% (1.5% per annum) of the aggregate value of the outstanding interests of the Fund as of the last day of each month. Effective February 14, 2008, the Investment Adviser waived a portion of the Fund's management fees such that the fee effectively would be reduced to 0.083% (1% per annum) of the aggregate value of interests for a fourteen-month period starting February 2008. Such waiver, expiring on March 31, 2009, was renewed for an additional two-year period expiring on March 31, 2011. Management fees for the period ended September 30, 2010 were $258,106. Such fees were reduced by $86,036 during the year due to the aforementioned management fee waiver.

NOTE D - FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK

In the normal course of business, the investment funds in which the Fund invests, trade various financial instruments and enter into various investments activities with off-balance sheet risk. These include, but are not limited to, short selling activities, writing option contracts, and equity swaps. The Fund's risk of loss in these investment funds is limited to the value of these investments reported by the Fund. The investment funds provide for periodic redemptions ranging from monthly to annually, after the initial lock-up period.

In the normal course of its operations, the Fund enters into contracts and agreements that contain indemnifications and warranties. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

NOTE E - EXPENSE LIMITATION AND REIMBURSEMENT

The Investment Adviser, the Fund and the Domestic Feeder have entered into an expense limitation and reimbursement agreement dated September 22, 2006 (the "Expense Limitation Agreement") under which the Investment Adviser or an affiliate of the Investment Adviser has agreed to waive its fees, or to pay, or absorb the ordinary operating expenses of the Fund and Domestic Feeder to the extent necessary to limit the ordinary operating expenses of the Fund and Domestic Feeder in the aggregate, to 2.00% per annum of the Fund's and the Domestic Feeder's average monthly net assets (the "Expense Limitations"). Effective February 2008, the expense limitation was reduced to 1.5% per annum for a fourteen-month period starting February 2008. Such expense limitation, expiring on March 31, 2009, was renewed for an additional two-year period expiring on March 31, 2011. In consideration of the Investment Adviser's agreement to limit the Fund's and the Domestic Feeder's expenses, the Fund and the Domestic Feeder will carry forward the amount of expenses waived, paid or absorbed by the Investment Adviser or its affiliate in excess of the Expense Limitation for a period not to exceed three years from the end of the fiscal year in which they were incurred and will reimburse the Investment Adviser or its affiliate such amounts. The due from Investment Adviser of $335,845 represents the amount due under this Expense Limitation Agreement. Reimbursement will be made as promptly as possible, but only to the extent it does not cause the Fund's or the Domestic Feeder's ordinary operating expenses to exceed the Expense Limitation. The Expense Limitation Agreement will remain in effect until terminated by the Investment Adviser, the Fund or the Domestic Feeder.

NOTE F - ALLOCATION OF INCOME AND LOSSES AND CAPITAL TRANSACTIONS

Units in the Fund will be offered and may be purchased on a monthly basis or at such other times as may be determined by the board of managers of the Fund (the "Board"). The Board of the Fund may discontinue accepting subscriptions at any time. Units will be sold at the net asset value per unit as of the date on which the subscription is accepted.

OLD FIELD MASTER FUND, LLC

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
SEPTEMBER 30, 2009

NOTE F - ALLOCATION OF INCOME AND LOSSES AND CAPITAL TRANSACTIONS (CONTINUED)

Members do not have the right to require the Fund to redeem any or all of its units since it is a closed-end fund. The Fund may offer to repurchase units at such times, amounts and terms as may be determined by the Board of the Fund, in its sole discretion.

Net income or losses are allocated to all members in proportion to their respective units.

NOTE G - BORROWINGS

On August 29, 2008, the Fund has established a revolving line of credit agreement with a financial institution (the "Line of Credit"). The total availability under the Line of Credit was $5,000,000 (the "Commitment"). Each borrowing shall bear interest on the outstanding principal amount at a rate per annum equal to the applicable LIBOR Rate and payable monthly. The Fund also pays a commitment fee of 0.35% per annum on the excess of the Commitment over the outstanding principal. The Line of Credit is to be used for leverage, working capital or general corporate purposes. The Line of Credit matured and was paid off on August 31, 2010.

OLD FIELD MASTER FUND, LLC

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
SEPTEMBER 30, 2010

NOTE I - FINANCIAL HIGHLIGHTS

The following table summarizes per unit data for units outstanding throughout the period, for the members' equity and the Fund's ratios of net investment loss and expenses to average net assets and total return:

                                                   For the
                                                  six-month                                                 For the period
                                                 period ended     For the       For the      For the    from February 1, 2007
                                                September 30,    year ended    year ended   year ended     (commencement of
                                                     2010         March 31,     March 31,    March 31,   operations) through
                                                 (unaudited)        2010          2009         2008         March 31, 2007
                                               ---------------  ------------  ------------  ----------  ---------------------
PER UNIT OPERATING PERFORMANCE:
NET ASSET VALUE, BEGINNING OF PERIOD           $ 83.30          $ 74.86       $ 94.13       $101.09           $100.00
Income from investment operations:
   Net investment loss(1)                        (1.55)           (1.43)        (1.32)        (1.75)            (0.27)
   Net realized/unrealized gain/(loss)
      on investments in investment funds          0.92             9.87        (17.95)        (5.21)             1.36
                                               -------          -------       -------       -------           -------
   Total income/(loss) from investments          (0.63)            8.44        (19.27)        (6.96)             1.09
                                               -------          -------       -------       -------           -------
NET ASSET VALUE, END OF PERIOD                 $ 82.67          $ 83.30       $ 74.86       $ 94.13           $101.09
                                               =======          =======       =======       =======           =======
MEMBERS' EQUITY, END OF PERIOD (000'S)         $34,670          $34,933       $31,394       $39,474           $35,400
                                               =======          =======       =======       =======           =======
TOTAL RETURN                                     (0.76)%          11.27%       (20.47)%       (6.89)%            1.09%
PORTFOLIO TURNOVER                               11.09%           46.65%        21.30%        22.45%                0%
Ratio to average net assets:
   Expenses, before reimbursement                 2.15%(5)(6)      2.24%(4)      1.75%(3)      2.06%             0.45%*
   Reimbursement                                 (0.26)%          (0.44)%       (0.16)%       (0.12)%           (0.11)%*
                                               -------          -------       -------       -------           -------
   Expenses, after reimbursement(2)               1.89%(5)(6)      1.80%(4)      1.59%(3)      1.94%             0.34%*
                                               =======          =======       =======       =======           =======
   Net investment loss, before reimbursement     (2.14)%(5)(6)    (2.24)%(4)    (1.70)%(3)    (1.88)%           (0.38)%*
   Reimbursement                                  0.26%            0.44%         0.16%         0.12%             0.11%*
                                               -------          -------       -------       -------           -------
   Net investment loss, after reimbursement      (1.88)%(5)(6)    (1.80)%(4)    (1.54)%(3)    (1.76)%           (0.27)%*
                                               =======          =======       =======       =======           =======

*    Not annualized.

(1)  Based on average units outstanding.

(2) Does not include expenses of the underlying funds in which the fund invests.

(3) Absent of the management fee waiver described in Note C, the total expense ratio to average net assets would have been 2.25% before reimbursement and 2.09% after reimbursement. The net investment loss ratio to average net assets would have been (2.20)% before reimbursement and (2.04)% after reimbursement.

(4) Absent of the management fee waiver described in Note C, the total expense ratio to average net assets would have been 2.75% before reimbursement and 2.30% after reimbursement. The net investment loss ratio to average net assets would have been (2.74)% before reimbursement and (2.30)% after reimbursement.

(5) Absent of the management fee waiver described in Note C, the total expense ratio to average net assets would have been 2.64% before reimbursement and 2.38% after reimbursement. The net investment loss ratio to average net assets would have been (2.64)% before reimbursement and (2.38)% after reimbursement.

(6) For the six-months period ended September 30, 2010. All ratios for the period have been annualized.

The net investment loss and expense ratios are calculated for all members taken as a whole. They do not include the Fund's proportionate share of income and expenses of the underlying fund, as performance for these funds is recorded net of these items. The computation of such ratios based on the amount of expenses and net investment loss assessed to an individual investor's share may vary based on the timing of capital transactions. Total return is calculated on a monthly compounded basis.

ADVISORY AGREEMENT RENEWAL

A continuation of the investment advisory agreement between Old Field Master Fund, LLC ("Master Fund") and Marwood Alternative Asset Management LLC ("Marwood") was approved by the Board of Managers of the Master Fund on August 10, 2010. In accordance Section 15(c) of the Investment Company Act of 1940, as amended (the "1940 Act"), the Advisory Agreement was approved by the vote of a majority of the managers of the Fund ("Managers") who are not "interested persons" of the Funds or the Adviser (the "Independent Managers"), cast in person at a meeting called for the purpose of voting on such approval. Prior to its consideration, the Board requested, and Marwood provided, specific information and documentation in order to assist the Managers in evaluating the terms of the Advisory Agreement. The Board engaged in a lengthy discussion in considering renewal of the Advisory Agreement. The Board did not consider any single factor as determinative; nor are the items described herein all-encompassing of the matters considered by the Board.

The Board evaluated the information relating to the reasonableness of fees and quality of services under the Advisory Agreement. The Board based its decision upon, among other things:

(1) The nature, extent, and quality of the services to be provided by the Adviser. In this regard, the Board reviewed the personnel who comprise the Marwood investment team and proposed new additions to the Adviser's investment committee, and the Advisor's compliance program and code of ethics. The Board determined that the Adviser was committed to its services and the success of the Master Fund.

(2) The investment performance of the Master Fund, comparable funds and the Adviser. The Board reviewed performance of the Master Fund and comparable funds, including private funds managed by the Adviser. The Board noted the timing of the Master Fund's commencement was not beneficial to performance.

(3) The fees and expenses of the Master Fund and of comparable funds. The Board compared services rendered and the amounts paid under the contract with those under other investment advisory contracts, including amounts paid to other investment advisers by other registered investment companies. The Board determined that the Master Fund's fees and expenses, and caps, were favorable in comparison to other funds, especially in light of the fee waiver.

(4) Economies of Scale. The Board considered the extent to which economies of scale would be realized if the Fund grew, and examined the fees charged by Marwood and the current contractual fee waiver and expense limitation in effect. The Board noted on an expense basis, the Master's Fund's management fee compares favorably with similar type funds, especially with the current fee waiver. Further, the Fund does not charge an incentive fee, a sales charge or an investor servicing fee unlike many funds of funds with similar strategies.

(5) The costs of the services and profits realized by the Adviser and affiliates. Board reviewed the costs of the services to be provided and lack of profits being realized by the Adviser, examining the current contractual fee waiver and expense limitation in effect, and determining that the Adviser was not receiving unwarranted benefit.

Based on its consideration of all factors that it deemed material and on the continuing commitment of the Adviser to the Master Fund, the Board determined to approve renewal of the Advisory Agreement for an additional annual term.

SEMI-ANNUAL REPORT (ADDITIONAL INFORMATION)

Old Field Master Fund, LLC (the "Fund") files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of the period. The Fund's Form N-Q is available on the Commission's website at http://www.sec.gov, and may be reviewed and copied at the Commission's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities, as well as information relating to how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling the Fund at (212) 532-3651; and (ii) on the Commission's website at http://www.sec.gov.

ITEM 2. CODE OF ETHICS.

Not applicable.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

The Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this form N-CSRS.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

a)(1) Portfolio Managers

The day-to-day management of the Registrant's portfolio is the responsibility of Paul S. Platkin, the Chief Investment Officer of the Robeco-Sage division OF Robeco Investment Management, Inc., and Darren S. Wolf, a Vice President of the Robeco-Sage division of Robeco Investment Management, Inc. Investment decisions for the Registrant are made with the oversight of Robeco Investment Management, Inc.'s Investment Committee, which is comprised of Mr. Platkin, Andrew Rudolph, Jill Schurtz, Glenn Sloat and Mr. Wolf.

Officers of the Adviser on the Investment Committee

PAUL S. PLATKIN, CFA, Chief Investment Officer and Managing Director of the Robeco-Sage division of Robeco Investment Management, Inc. Mr. Platkin joined Robeco-Sage Capital Management, L.L.C. in 2003 as its Chief Investment Officer after spending nine years at General Motors Corporation, most recently as General Director of the Absolute Return Strategies Unit of GM Asset Management. Prior to that, he was a Director and Portfolio Manager at GM Asset Management. Additional affiliations include three years as an investment banking associate at EFC Group and three years as a staff consultant at Arthur Andersen & Co. Mr. Platkin holds a BSBA from Georgetown University and an MBA in Finance/International Business from Columbia University.

Mr. Platkin is a member of the Investment Committee. Mr. Platkin also oversees the on-site due diligence, monitoring of investment managers and portfolio construction.

ANDREW RUDOLPH, Senior Vice President and Robeco-Sage's Long/Short Equity Sector Head. Mr. Rudolph joined Robeco-Sage in 2009. Prior to joining the firm, he was Head of Research and Portfolio Manager with Sirius Investment Management, where he was responsible for manager research and ongoing due diligence for a broad spectrum of fund of hedge funds products. Previously, Mr. Rudolph served as the Head of Research and Strategy Head for Credit and International Hedge Funds with Bank of America Fund of Funds. Prior affiliations include Richcourt Fund Advisors, where he conducted research in both Europe and Asia, and trading positions with Arbinet, Hess Energy Trading Company and Sempra Energy Trading. Mr. Rudolph holds a B.S. degree in Finance from State University of New York at Albany, a J.D. from Brooklyn Law School, and an MBA degree in Finance from New York University. He has 15 years of industry experience.

Mr. Rudolph is a member of the Investment Committee.

JILL SCHURTZ, Chief Executive Officer and Managing Director. Ms. Schurtz joined Robeco-Sage in early 2008 and served as the firm's Chief Operating Officer until June 2010, when she assumed the role of CEO. Prior to joining the firm, she spent a year and a half at Knight Equity Markets, L.P. as a Director in Research Sales, where she worked closely with research analysts and sales traders to introduce the firm's offerings to institutional clients, hedge funds, and other broker/dealers. Ms. Schurtz was also a lawyer with Skadden, Arps, Slate, Meagher, & Flom LLP for six years, focusing on complex tax strategies relating to financial products, capital markets transactions, and mergers and acquisitions. Her other affiliations include two years as an investment banker at U.S. Bancorp Piper Jaffray in the Communications and Computing group where she was a Vice President, and the U.S. military where she served for seven years, attaining the rank of Captain. Ms. Schurtz holds a B.S. degree from the United States Military Academy, West Point and a J.D. from Columbia University School of Law. She has 12 years of industry experience and is admitted to practice law in New York and Illinois.

Ms. Schurtz is a member of the Investment Committee.

GLENN SLOAT, Director of Operational Due Diligence and Vice President of the Robeco-Sage division of Robeco Investment Management, Inc. Mr. Sloat joined Robeco-Sage Capital Management, L.L.C. in 2006 as the firm's dedicated operational due diligence analyst. Prior to joining Robeco-Sage, Mr. Sloat was a Vice President with JPMorgan Chase Bank where he was a client relationship manager specializing in business development and integration for complex institutional clients. He began his investment career in 1989 as an Assistant Financial Consultant with Merrill Lynch Inc. After one year, he moved to Bankers Trust Company, where he became an Assistant Vice President in the firm's Global Institutional Services Group, specializing in systems analysis and business process re-engineering. Mr. Sloat also worked at Arthur Andersen as a Senior Consultant in their Banking and Capital Markets consulting practice, and at BlackRock Financial Management as a Vice President managing custodian bank operations and relationships. Mr. Sloat holds a B.S. in Finance and Marketing from SUNY Albany and an M.B.A. in Finance and Information Technology from New York University's Stern School of Business.

Mr. Sloat is a member of the Investment Committee.

DARREN S. WOLF, CFA, Vice President of the Robeco-Sage division of Robeco Investment Management, Inc. Mr. Wolf was hired by Robeco-Sage in June 2001 as a member of the analytical team. Mr. Wolf is a graduate of Yeshiva University's Syms School of Business where he studied Finance and advanced work in Management Information Systems. Mr. Wolf earned his CFA Charter in 2005 and is a member of the New York Society of Security Analysts (NYSSA). He has six years of investment experience.

Mr. Wolf is a member of the Investment Committee. Mr. Wolf acts as a senior analyst and has responsibilities for on-site due diligence, monitoring of investment managers and portfolio construction.

(a)(2) Other Accounts

(i) The account information below is applicable to each of the above portfolio managers.

(ii)(A) Other registered investment companies managed by the portfolio managers:
9 funds with approximate total assets of $251,248,251.

(ii)(B) Other pooled investment vehicles managed by the portfolio managers: 8 funds with approximate total assets of $1,005,602,069.

(iii) Registered investment companies managed by the portfolio managers with incentive fees: 2 fund with approximate total assets of $37,189,838.

     Pooled investment vehicles with incentive fees managed by the portfolio managers: 4 funds with approximate total assets of $147,022,758.

(iv) Real, potential or apparent conflicts of interest may arise when a portfolio manager has day-to-day portfolio management responsibilities with respect to more than one investment vehicle. The portfolio managers manage other accounts with investment strategies similar to the Registrant, including other investment companies, pooled investment vehicles and separately managed accounts. Fees earned may vary among these accounts, and the portfolio managers may personally invest in these accounts. These factors could create conflicts of interest because portfolio managers may have incentives to favor certain accounts over others, resulting in other accounts outperforming the Registrant. A conflict may also exist if the portfolio managers identify a limited investment opportunity that may be appropriate for more than one account, but the Registrant is not able to take full advantage of that opportunity due to the need to allocate that opportunity among multiple accounts. In addition, the portfolio managers may execute transactions for another account that may adversely impact the value of securities held by the Registrant. However, the portfolio managers believes that these risks are mitigated by the fact that accounts with like investment strategies managed by the portfolio managers are generally managed in a similar fashion and the investment adviser has a policy that seeks to allocate opportunities on a fair and equitable basis.

As stated above, the portfolio managers also manage other investment vehicles (the "Other Vehicles"). The Other Vehicles may invest in the same private investment funds, joint ventures, investment companies and other similar investment vehicles ("Portfolio Funds") as the Registrant. As a result, the Other Vehicles may compete with the Registrant for appropriate investment opportunities. As a general matter, the portfolio managers will consider participation by the Registrant in all appropriate investment opportunities that are under consideration by the portfolio managers for the Other Vehicles. The portfolio managers will evaluate for the Registrant and the Other Vehicles a variety of factors that may be relevant in determining whether a particular investment opportunity or strategy is appropriate and feasible for the Registrant or the Other Vehicles at a particular time. Because these considerations may differ for the Registrant and the Other Vehicles in the context of any particular investment opportunity and at any particular time, the investment activities and future investment performance of the Registrant and each of the Other Vehicles will differ. The portfolio managers will, however, attempt to allocate these investment opportunities in an equitable manner.

(a)(3) Compensation

Compensation for the portfolio managers is a combination of a fixed salary and a bonus. The bonus paid to a portfolio manager for any year may be tied, in part, to the performance of the Registrant or any other fund managed by the portfolio managers during such year as compared to the performance of the HFR Fund of Funds Composite Index or another index or indices deemed relevant by senior management. The amount of salary and bonus paid to the portfolio managers is based on a variety of factors, including the financial performance of the relevant investment adviser, execution of managerial responsibilities, client interactions and teamwork support. As part of their compensation, the portfolio managers also have 401k plans that enable them to direct a percentage of their pre-tax salary and bonus without any contribution from Robeco Investment Management into a tax-qualified retirement plan and are also eligible to participate in profit-sharing plans with Robeco Investment Management.

(a)(4) Ownership

The following table sets forth the dollar range of units beneficially owned by the portfolio managers as of September 30, 2010

PORTFOLIO MANAGER   DOLLAR RANGE
-----------------   ------------
Paul S. Platkin         None
Andrew Rudolph          None
Jill Schurtz            None
Glenn Sloat             None
Darren S. Wolf          None

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11. CONTROLS AND PROCEDURES.

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrants internal control over financial reporting.

ITEMS 12. EXHIBITS.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant)                            Old Field Master Fund, LLC


By (Signature and Title)*               /s/ John T. Moore
                                        ----------------------------------------
                                        John T. Moore, President

Date: November 23, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


By (Signature and Title)*               /s/ John T. Moore
                                        ----------------------------------------
                                        John T. Moore,
                                        Principal Executive Officer

Date: November 23, 2010


By (Signature and Title)*               /s/ Thomas J. Modzelewski
                                        ----------------------------------------
                                        Thomas J. Modzelewski,
                                        Principal Financial Officer

Date: November 23, 2010

* Print the name and title of each signing officer under his or her signature.